Document and Entity Information	9 Months Ended
Nov. 02, 2014
Document And Entity Information [Abstract]
Document Type	S-1
Amendment Flag	false
Document Period End Date	Nov. 02, 2014
Trading Symbol	PLAY
Entity Registrant Name	Dave & Buster's Entertainment, Inc.
Entity Central Index Key	0001525769
Entity Filer Category	Non-accelerated Filer